Receivables and Other Assets from YR TV Station Under Arbitration (Tables)	12 Months Ended
Dec. 31, 2012
Receivables and Other Assets From Yr Tv Station Under Arbitration [Abstract]
Schedule of receivable and other assets from YR TV Station

	December 31, 2012	December 31, 2011

China YR TV Station- Loan	$751,377	$749,541
China YR TV Station- Advertising income	3,089,450	3,081,899
China YR TV Station- Others	184,457	180,235
Impairment	(4,025,284)	(680,000)
	$-	$3,333,675